Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2010
Additional Information - Condensed Financial Statements of the Company [Abstract]
Additional information - condensed financial statements of the Company
31.	Additional information — condensed financial statements of the Company

The separate condensed financial statements of JA Solar Holdings Co., Ltd. as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of JA Solar Holdings Co., Ltd. has been presented for the period from January 1, 2008 to December 31, 2010.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2010.

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2008	2009	2010
	RMB	RMB	RMB
	As adjusted	As adjusted
	(Note 2(z))	(Note 2(z))

Revenues	—	—	—
Total operating expenses	(35,315)	(19,829)	(21,883)

Loss from operations	(35,315)	(19,829)	(21,883)
Interest expense	(173,820)	(216,691)	(191,791)
Impairment on share lending arrangement	(469,042)	—	—
Change in fair value of derivatives	564,006	(55,559)	75,552
Share of income from subsidiaries	767,682	118,797	1,724,291
Convertible bond buyback gain	161,333	(24,156)	—
Other (expenses)/income	(177,219)	3,939	169,182
Impairment on available-for-sale securities	(686,320)	—	—

(Loss)/income before income taxes	(48,695)	(193,499)	1,755,351
Income tax benefit/(expense)	—	—	—

Net (loss)/income attributable to ordinary shareholders	(48,695)	(193,499)	1,755,351

	December 31,	December 31,
	2009	2010
	RMB	RMB
	As adjusted
	(Note 2(z))
ASSETS
Current assets:
Cash and cash equivalents	40,912	28,024
Other receivable from subsidiaries	274,064	265,833
Other current assets	5,772	31,480

Total current assets	320,748	325,337

Investments in subsidiaries	2,651,997	4,469,983
Derivative asset-capped call options	4,033	9,127
Deferred issuance cost	143,243	110,868
Amount due from subsidiaries	3,247,833	3,133,174

Total assets	6,367,854	8,048,489

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	1,401	—
Accrued and other liabilities	20,850	63,484
Interest payable	10,129	8,500

Total current liabilities	32,380	71,984

Long-term debt payable	204,846	—
Convertible notes	1,171,438	1,230,175
Embedded derivatives	136,632	66,174

Total liabilities	1,545,296	1,368,333

Commitments and Contingencies	—	—

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 169,018,420 and 169,976,270 shares issued and outstanding as of December 31, 2009 and December 31, 2010)	134	134
Additional paid-in capital	4,583,808	4,680,133
Retained earnings	246,628	2,001,979
Accumulated other comprehensive loss	(8,012)	(2,090)

Total shareholders’ equity	4,822,558	6,680,156

Total liabilities and shareholders’ equity	6,367,854	8,048,489

	For the year	For the year	For the year
	ended December	ended December	ended December
	31, 2008	31, 2009	31, 2010
	RMB	RMB	RMB
	As adjusted	As adjusted
	(Note 2(z))	(Note 2(z))
Cash flows from operating activities:
Net (loss)/income	(48,695)	(193,499)	1,755,351
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation expense	8,301	(1,094)	(602)
Share of income from subsidiaries	(767,682)	(118,797)	(1,724,291)
Amortization of deferred issuance cost and increase in accretion of convertible notes	99,721	122,648	123,915
Change in the value of derivatives	(564,006)	55,559	(75,552)
Impairment on share lending arrangement	469,041	—	—
Exchange loss	31,096	7,162	66,309
(Loss)/gain from senior convertible notes buyback	(161,333)	24,156	—
Impairment on available-for-sale security	686,320	—	—
Investment loss/(income) from available-for-sale securities	39,893	—	(231,163)
Changes in operating assets and liabilities:
Acquisition of trading securities	(353,588)	353,588	—
Decrease/(increase)/ in receivables from subsidiaries	18,800	(122)	8,231
(Increase)/decrease in other current assets	(1,224)	(4,315)	(25,708)
(Decrease)/increase in other payables to subsidiaries and employees	(112,093)	1,401	(1,401)
Increase in accrued and other liabilities	120	28	42,634
Increase/(decrease) in interest payable	13,458	(3,328)	(1,629)

Net cash used in operating activities	(641,871)	243,387	(63,906)

Cash flows from investing activities:
Loans granted to subsidiaries	(1,670,089)	(249,269)	(31,697)
Loans repayment by subsidiaries	—	173,715	49,769
Proceeds from sale of available-for-sale securities	—	—	231,163
Capital injection to subsidiaries	(682,790)	—	—
Acquisition of short term investments	(1,060,836)	—	—
Proceeds from sale of short term investments	1,145,385	—	—
Decrease in restricted cash	409,058	—	—

Net cash (used in)/provided by investing activities	(1,859,272)	(75,554)	249,235

Cash flows from financing activities:
Net proceeds from convertible notes offerings	2,709,538	—	—
Payment of capped call up-front premiums	(226,087)	—	—
Proceeds from long-term loan from subsidiaries		204,846	—
Repurchase of senior convertible notes	(182,019)	(459,601)	—
Repayment of long-term loan from subsidiaries	—	—	(204,846)
Proceeds from exercise of stock options	18,876	16,841	8,276

Net cash provided by/(used in) financing activities	2,320,308	(237,914)	(196,570)

Effect of exchange rate changes on cash and cash equivalents	(63,342)	(1,956)	(1,647)

Net decrease in cash and cash equivalents	(244,177)	(72,037)	(12,888)

Cash and cash equivalents at the beginning of the year	357,126	112,949	40,912

Cash and cash equivalents at the end of the year	112,949	40,912	28,024